Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Notes [Abstract]
Schedule of Changes in the Convertible Notes

The table below presents the changes in the convertible notes:

	2025	2024
	USD	USD

At January 1	12,047,667	-
Additions – convertible notes	19,274,509	12,000,000
Interest accrued	1,571,069	47,667
At December 31	32,893,245	12,047,667